VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—1.0%
Walt Disney Co. (The)	54,156	$ 5,345
Consumer Discretionary—2.1%
Home Depot, Inc. (The)	14,480	5,307
Rollins, Inc.	52,355	2,829
Starbucks Corp.	27,521	2,699
		10,835

Consumer Staples—2.6%
Keurig Dr Pepper, Inc.	178,241	6,100
Tyson Foods, Inc. Class A	120,348	7,679
		13,779

Energy—8.4%
Chevron Corp.	59,477	9,950
EOG Resources, Inc.	55,176	7,076
Exxon Mobil Corp.	101,846	12,113
ONEOK, Inc.	54,526	5,410
Ovintiv, Inc.	148,821	6,369
Schlumberger N.V.	67,675	2,829
		43,747

Financials—23.8%
Bank of America Corp.	350,680	14,634
Blackrock, Inc.	11,063	10,471
Charles Schwab Corp. (The)	68,551	5,366
Citigroup, Inc.	137,898	9,790
Commerce Bancshares, Inc.	95,696	5,955
Intercontinental Exchange, Inc.	21,515	3,711
Jack Henry & Associates, Inc.	29,876	5,455
JPMorgan Chase & Co.	26,732	6,558
MarketAxess Holdings, Inc.	26,101	5,647
Mastercard, Inc. Class A	14,678	8,045
Morgan Stanley	41,990	4,899
MSCI, Inc. Class A	12,911	7,301
PNC Financial Services Group, Inc. (The)	59,300	10,423
Truist Financial Corp.	244,644	10,067
U.S. Bancorp	159,377	6,729
Wells Fargo & Co.	138,538	9,946
		124,997

Health Care—17.6%
Abbott Laboratories	54,400	7,216
AbbVie, Inc.	39,146	8,202
	Shares	Value

Health Care—continued
Agilent Technologies, Inc.	70,543	$ 8,252
Bristol-Myers Squibb Co.	50,720	3,094
HCA Healthcare, Inc.	17,211	5,947
Johnson & Johnson	32,279	5,353
Medtronic plc	71,704	6,443
Novo Nordisk A/S Sponsored ADR	61,128	4,245
Pfizer, Inc.	415,798	10,536
Thermo Fisher Scientific, Inc.	24,304	12,094
UnitedHealth Group, Inc.	29,070	15,225
Zoetis, Inc. Class A	33,482	5,513
		92,120

Industrials—10.7%
C.H. Robinson Worldwide, Inc.	51,001	5,222
Genpact Ltd.	101,388	5,108
Honeywell International, Inc.	44,391	9,400
L3Harris Technologies, Inc.	37,605	7,871
MonotaRO Co., Ltd. Unsponsored ADR	309,630	5,768
RB Global, Inc.	94,620	9,490
Stanley Black & Decker, Inc.	112,338	8,637
TransUnion	54,977	4,563
		56,059

Information Technology—6.5%
Apple, Inc.	21,209	4,711
Intuit, Inc.	34,746	21,334
Microsoft Corp.	13,794	5,178
Salesforce, Inc.	10,145	2,723
		33,946

Materials—5.5%
Air Products & Chemicals, Inc.	21,543	6,353
Ball Corp.	127,994	6,665
Dow, Inc.	141,763	4,950
LyondellBasell Industries N.V. Class A	69,511	4,894
Pan American Silver Corp.	230,844	5,963
		28,825

Real Estate—12.1%
Alexandria Real Estate Equities, Inc.	106,324	9,836
Crown Castle, Inc.	131,718	13,729
	Shares	Value

Real Estate—continued
Equinix, Inc.	9,587	$ 7,817
Invitation Homes, Inc.	152,358	5,309
Prologis, Inc.	145,379	16,252
Rexford Industrial Realty, Inc.	140,465	5,499
Sun Communities, Inc.	39,660	5,102
		63,544

Utilities—9.3%
AES Corp. (The)	409,176	5,082
American Water Works Co., Inc.	47,766	7,046
Eversource Energy	293,062	18,202
NextEra Energy, Inc.	262,390	18,601
		48,931

Total Common Stocks (Identified Cost $458,500)		522,128

Total Long-Term Investments—99.6% (Identified Cost $458,500)		522,128

TOTAL INVESTMENTS—99.6% (Identified Cost $458,500)		$522,128
Other assets and liabilities, net—0.4%		2,177
NET ASSETS—100.0%		$524,305

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Country Weightings†
United States	91%
Canada	3
Ireland	1
Japan	1
Bermuda	1
Netherlands	1
Denmark	1
Other	1
Total	100%
† % of total investments as of March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$522,128	$522,128
Total Investments	$522,128	$522,128
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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